UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Apr-01

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total         119

Form 13F Information Table Value Total:     $149,405

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     6041 120922.000SH      SOLE                 2010.000        118912.000
                                                               199 3985.000 SH       DEFINED 0001091923                     3985.000
AFLAC Inc.                     COM              001055102     5574 202402.500SH      SOLE                 3340.000        199062.500
                                                               208 7550.000 SH       DEFINED 0001091923                     7550.000
AOL Time Warner, Inc.          COM              00184A105       48 1201.000 SH       SOLE                                   1201.000
                                                               879 21900.000SH       DEFINED 0001091923                    21900.000
Abbott Laboratories            COM              002824100      635 13466.000SH       SOLE                                  13466.000
                                                               137 2900.000 SH       DEFINED 0001091923                     2900.000
Agilent Technologies Inc.      COM              00846U101     1663 54106.000SH       SOLE                  986.000         53120.000
                                                                36 1157.000 SH       DEFINED 0001091923                     1157.000
American Express Co.           COM              025816109     1905 46121.000SH       SOLE                 1080.000         45041.000
                                                                24  575.000 SH       DEFINED 0001091923                      575.000
American Home Products         COM              026609107      341 5806.000 SH       SOLE                                   5806.000
American Intl Grp.             COM              026874107     5784 71847.000SH       SOLE                 1104.000         70743.000
                                                               174 2160.000 SH       DEFINED 0001091923                     2160.000
Amgen                          COM              031162100     5142 85437.000SH       SOLE                 1580.000         83857.000
                                                               203 3380.000 SH       DEFINED 0001091923                     3380.000
Auto Data Processing           COM              053015103     1099 20201.000SH       SOLE                                  20201.000
                                                               152 2800.000 SH       DEFINED 0001091923                     2800.000
Bancfirst Corp Ohio            COM                             554 31528.000SH       DEFINED 0001091923                    31528.000
Bank New York, Inc.            COM              064057102     3151 63989.000SH       SOLE                 1710.000         62279.000
                                                                15  300.000 SH       DEFINED 0001091923                      300.000
Bank of America Corp.          COM              060505104      246 4490.000 SH       SOLE                                   4490.000
                                                              1304 23816.000SH       DEFINED 0001091923                    23816.000
Bellsouth Corp.                COM              079860102      559 13664.710SH       SOLE                                  13664.710
                                                               122 2987.000 SH       DEFINED 0001091923                     2987.000
Bristol-Myers Squibb Co.       COM              110122108      660 11103.000SH       SOLE                                  11103.000
                                                                71 1200.000 SH       DEFINED 0001091923                     1200.000
Calpine Corp.                  COM              131347106     4674 84867.000SH       SOLE                 1950.000         82917.000
                                                                89 1625.000 SH       DEFINED 0001091923                     1625.000
Cardinal Health, Inc.          COM              14149Y108     2305 23822.000SH       SOLE                  735.000         23087.000
                                                               149 1540.000 SH       DEFINED 0001091923                     1540.000
Cintas Corp.                   COM              172908105     1512 38365.000SH       SOLE                                  38365.000
                                                               118 3000.000 SH       DEFINED 0001091923                     3000.000
Cisco Systems, Inc.            COM              17275R102     2894 182995.000SH      SOLE                 2340.000        180655.000
                                                               147 9265.000 SH       DEFINED 0001091923                     9265.000
Citigroup, Inc.                COM              172967101     6196 137748.842SH      SOLE                 2120.999        135627.843
                                                               146 3243.000 SH       DEFINED 0001091923                     3243.000
Coca Cola Company              COM              191216100     1922 42560.990SH       SOLE                 1120.000         41440.990
                                                               289 6407.000 SH       DEFINED 0001091923                     6407.000
Colgate Palmolive              COM              194162103      624 11301.000SH       SOLE                                  11301.000
Disney (Walt) Holding Co.      COM              254687106     2524 88237.000SH       SOLE                 2160.000         86077.000
                                                                73 2550.000 SH       DEFINED 0001091923                     2550.000
EMC Corp-Mass                  COM              268648102     2617 89001.000SH       SOLE                 1540.000         87461.000
                                                               106 3615.000 SH       DEFINED 0001091923                     3615.000
El Paso Corp.                  COM              28336L109     7926 121382.000SH      SOLE                 2438.000        118944.000
                                                               290 4436.000 SH       DEFINED 0001091923                     4436.000
Electronic Data Systems, Corp. COM              285661104     6046 108234.000SH      SOLE                 2165.000        106069.000
                                                               156 2795.000 SH       DEFINED 0001091923                     2795.000
Emerson Electric Company       COM              291011104      676 10901.000SH       SOLE                                  10901.000
                                                                37  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      746 9214.000 SH       SOLE                                   9214.000
                                                               480 5928.000 SH       DEFINED 0001091923                     5928.000
First Data                     COM              319963104     1680 28142.000SH       SOLE                                  28142.000
                                                                63 1050.000 SH       DEFINED 0001091923                     1050.000
First Union Corp.              COM              337358105       20  601.000 SH       SOLE                                    601.000
                                                               192 5813.000 SH       DEFINED 0001091923                     5813.000
Gap Inc.                       COM              364760108     1523 64192.000SH       SOLE                 1595.000         62597.000
                                                                15  650.000 SH       DEFINED 0001091923                      650.000
General Electric Co.           COM              369604103     7249 173168.090SH      SOLE                 2250.000        170918.090
                                                               932 22270.000SH       DEFINED 0001091923                    22270.000
GlaxoSmithKline ADR            COM              37733W105     2070 39573.000SH       SOLE                                  39573.000
                                                               182 3473.000 SH       DEFINED 0001091923                     3473.000
Home Depot                     COM              437076102     7323 169906.000SH      SOLE                 3150.000        166756.000
                                                              1078 25020.000SH       DEFINED 0001091923                    25020.000
Honeywell International Inc.   COM              438516106       41 1001.000 SH       SOLE                                   1001.000
                                                               163 4000.000 SH       DEFINED 0001091923                     4000.000
IBM Corp.                      COM              459200101      321 3336.000 SH       SOLE                                   3336.000
Intel Corp                     COM              458140100     3648 138623.109SH      SOLE                 2645.000        135978.109
                                                               217 8250.000 SH       DEFINED 0001091923                     8250.000
Lilly Eli & Co.                COM              532457108      198 2579.000 SH       SOLE                                   2579.000
                                                               123 1600.000 SH       DEFINED 0001091923                     1600.000
Marriott Intl Inc New CL A     COM              571903202      628 15238.000SH       SOLE                                  15238.000
McGraw-Hill Inc.               COM              580645109     3848 64502.000SH       SOLE                 1375.000         63127.000
                                                               118 1980.000 SH       DEFINED 0001091923                     1980.000
Medtronic Inc.                 COM              585055106      568 12411.000SH       SOLE                                  12411.000
                                                                56 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1200 15806.000SH       SOLE                                  15806.000
                                                                35  463.000 SH       DEFINED 0001091923                      463.000
Microsoft Corp.                COM              594918104      283 5166.000 SH       SOLE                                   5166.000
                                                                44  800.000 SH       DEFINED 0001091923                      800.000
Minnesota Mining & Mfg.        COM              604059105      404 3889.930 SH       SOLE                                   3889.930
                                                                10  100.000 SH       DEFINED 0001091923                      100.000
Nabors Industries              COM              629568106     1049 20239.000SH       SOLE                  100.000         20139.000
                                                                10  200.000 SH       DEFINED 0001091923                      200.000
Nortel Networks Corporation    COM              656568102      839 59700.166SH       SOLE                 1300.000         58400.166
                                                                27 1945.000 SH       DEFINED 0001091923                     1945.000
Oracle Corporation             COM              68389X105     5000 333765.000SH      SOLE                 4250.000        329515.000
                                                               179 11960.000SH       DEFINED 0001091923                    11960.000
PepsiCo Inc.                   COM              713448108      226 5151.000 SH       SOLE                                   5151.000
                                                               185 4200.000 SH       DEFINED 0001091923                     4200.000
Pfizer Inc.                    COM              717081103     6304 153949.691SH      SOLE                 2710.000        151239.691
                                                               526 12845.000SH       DEFINED 0001091923                    12845.000
Pitney-Bowes Inc.              COM              724479100      808 23241.000SH       SOLE                                  23241.000
                                                                90 2600.000 SH       DEFINED 0001091923                     2600.000
Procter & Gamble Co.           COM              742718109     1069 17084.000SH       SOLE                                  17084.000
                                                                75 1200.000 SH       DEFINED 0001091923                     1200.000
Quaker Oats Co.                COM              747402105       11  112.685 SH       SOLE                                    112.685
                                                               233 2400.000 SH       DEFINED 0001091923                     2400.000
Qualcomm Incorporated          COM              747525103      281 4966.000 SH       SOLE                                   4966.000
                                                                57 1000.000 SH       DEFINED 0001091923                     1000.000
SBC Communications             COM              78387G103      631 14127.616SH       SOLE                                  14127.616
                                                               250 5600.000 SH       DEFINED 0001091923                     5600.000
Schlumberger Ltd.              COM              806857108     2344 40690.000SH       SOLE                 1050.000         39640.000
                                                                47  815.000 SH       DEFINED 0001091923                      815.000
Stryker Corp.                  COM              863667101     8037 153812.000SH      SOLE                 2420.000        151392.000
                                                               226 4330.000 SH       DEFINED 0001091923                     4330.000
Sun Microsystems Inc.          COM              866810104      858 55851.000SH       SOLE                 1420.000         54431.000
                                                                96 6230.000 SH       DEFINED 0001091923                     6230.000
Texas Instruments Inc.         COM              882508104     1515 48888.110SH       SOLE                 1070.000         47818.110
                                                                46 1475.000 SH       DEFINED 0001091923                     1475.000
United Technologies Corp.      COM              913017109     3239 44186.000SH       SOLE                 1245.000         42941.000
                                                               114 1550.000 SH       DEFINED 0001091923                     1550.000
Verizon Communications         COM              92343V104      845 17135.000SH       SOLE                                  17135.000
                                                               240 4877.000 SH       DEFINED 0001091923                     4877.000
Wal Mart Stores Inc.           COM              931142103     7208 142727.000SH      SOLE                 2635.000        140092.000
                                                               177 3498.000 SH       DEFINED 0001091923                     3498.000
Walgreen Company               COM              931422109      443 10851.000SH       SOLE                                  10851.000
                                                                82 2000.000 SH       DEFINED 0001091923                     2000.000